IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Billions
	Jul. 31, 2022	Oct. 31, 2021
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	$ 228.9	$ 202.2
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	426.3	351.6
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	$ 23.3	$ 17.0